Business Segments and Geographic Information	12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Business Segments and Geographic Information
15.	Business Segments and Geographic Information

The Company reports segment information in accordance with ASC 280, Segment Reporting. Operating segments are identified as components of an enterprise about which separate, discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions how to allocate resources and assess performance. The Company’s chief operating decision maker is the chief executive officer, and the Company’s reportable segments have been identified based on the types of products manufactured and the end markets to which the product are sold. Each reportable segment generates revenue from either the sale of medical equipment and related services and/or sale of disposable supplies, primarily used for diagnostic testing and surgical procedures. The Company has four reportable segments: Breast Health, Diagnostics, GYN Surgical and Skeletal Health. Certain reportable segments represent an aggregation of operating units within each segment. The Company measures and evaluates its reportable segments based on segment revenues and operating income (loss) adjusted to exclude the effect of non-cash charges, such as intangible asset amortization expense, contingent consideration charges, restructuring and divestiture charges, and other one-time or unusual items, and related tax effects.

Identifiable assets for the four principal operating segments consist of inventories, intangible assets including goodwill, and property and equipment. The Company fully allocates depreciation expense to its four reportable segments. The Company presents all other identifiable assets as corporate assets. There were no intersegment revenues. Segment information for fiscal 2012, 2011 and 2010 is as follows:

	Years ended
	September 29, 2012	September 24, 2011	September 25, 2010
Total revenues:
Breast Health	$875,771	$825,551	$755,542
Diagnostics	718,064	571,263	552,501
GYN Surgical	313,089	300,538	283,142
Skeletal Health	95,728	91,997	88,367

	$2,002,652	$1,789,349	$1,679,552

Operating income (loss):
Breast Health	$186,106	$187,970	$(93,623)
Diagnostics	(32,787)	170,693	100,469
GYN Surgical	(51,892)	3,623	53,071
Skeletal Health	12,290	12,159	10,020

	$113,717	$374,445	$69,937

Depreciation and amortization:
Breast Health	$42,924	$45,165	$52,660
Diagnostics	197,274	165,065	169,616
GYN Surgical	103,781	92,587	70,724
Skeletal Health	1,772	1,919	1,768

	$345,751	$304,736	$294,768

Capital expenditures:
Breast Health	$9,821	$12,069	$10,392
Diagnostics	44,939	23,128	18,317
GYN Surgical	12,233	11,467	9,575
Skeletal Health	171	2,198	3,637
Corporate	11,609	6,801	4,737

	$78,773	$55,663	$46,658

Identifiable assets:
Breast Health	$956,134	$985,196	$988,041
Diagnostics	6,170,553	1,770,107	1,802,148
GYN Surgical	1,944,386	2,049,682	1,834,773
Skeletal Health	32,778	31,864	30,293
Corporate	1,373,257	1,171,931	970,579

	$10,477,108	$6,008,780	$5,625,834

As a result of the Company’s long-lived assets impairment test and goodwill impairment test related to MammoSite, a reporting unit in Breast Health, performed as of June 27, 2010, the Company recorded intangible asset impairment charges of $143.5 million to write down intangible assets to fair value and $76.7 million to reduce the reporting unit’s goodwill. These charges are reflected in Breast Health’s operating loss for fiscal 2010. In fiscal 2012, the Company recorded a goodwill impairment charge of $5.8 million related to its MammoSite reporting unit.

Products sold by the Company internationally are manufactured at domestic and international locations. Transfers between the Company and its subsidiaries are generally recorded at amounts similar to the prices paid by unaffiliated foreign dealers. All intercompany profit is eliminated in consolidation.

The Company operates in the following major geographic areas as noted in the below chart. Revenue data is based upon customer location, and internationally totaled $510.5 million, $414.4 million and $344.5 million in fiscal 2012, 2011 and 2010, respectively. The Company’s sales in Europe are predominantly derived from Germany, the United Kingdom and the Netherlands. The Company’s sales in Asia-Pacific are predominantly derived from China, Australia and Japan. The “All others” designation includes Canada, Latin America and the Middle East.

Revenues by geography as a percentage of total revenues are as follows:

	Years ended
	September 29, 2012	September 24, 2011	September 25, 2010
United States	75%	77%	79%
Europe	12%	14%	12%
Asia-Pacific	8%	6%	5%
All others	5%	3%	4%

	100%	100%	100%

The Company’s property and equipment, net are geographically located as follows:

	September 29, 2012	September 24, 2011	September 25, 2010
United States	$405,141	$165,177	$183,383
Costa Rica	30,452	34,107	35,984
Europe	59,927	29,591	28,060
All other countries	12,478	9,791	4,271

	$507,998	$238,666	$251,698

Note 10.	Product Line and Significant Customer Information

The Company currently operates in one business segment: the development, manufacturing, marketing, sales and support of molecular diagnostic products primarily to diagnose human diseases, screen donated human blood and ensure transplant compatibility.

Product sales by product line for the six month periods ended June 30, 2012 and 2011 were as follows (in thousands):

	Six Months Ended June 30,
	2012		2011
	$	%	$	%
Clinical diagnostics	$185,572	62%	$175,764	65%
Blood screening	107,384	36%	89,887	33%
Research products and services	5,043	2%	5,382	2%

Total product sales	$297,999	100%	$271,033	100%

During the six month periods ended June 30, 2012 and 2011, 38% and 34%, respectively, of the Company’s total revenues were from Novartis. No other customer accounted for more than 10% of the Company’s revenues during each of the six month periods ended June 30, 2012 and 2011.

Note 16.	Significant Customers, Product Line and Geographic Information

The Company currently operates in one business segment, the development, manufacturing, marketing, sales and support of molecular diagnostic products primarily to diagnose human diseases, screen donated human blood and ensure transplant compatibility.

Product sales by product line were as follows (in thousands):

	Years Ended December 31,
	2011		2010		2009
	$	%	$	%	$	%
Clinical diagnostics	$352,972	63%	$305,816	59%	$274,215	57%
Blood screening	199,411	35%	203,140	39%	197,537	41%
Research products and services	10,205	2%	13,753	3%	12,007	2%

Total product sales	$562,588	100%	$522,709	100%	$483,759	100%

During the years ended December 31, 2011, 2010 and 2009, 36%, 40%, and 42%, respectively, of total revenues were from Novartis. No other customer accounted for more than 10% of the Company’s revenues in 2011, 2010 or 2009. Trade accounts receivable related to Novartis represented 18% of total trade accounts receivable as of December 31, 2011 and 2010.

Total revenues and net long-lived assets by geographic region were as follows (in thousands):

	Years Ended December 31,
	2011	2010	2009
Total revenue
North America	$414,418	$395,824	$369,790
Rest of World	161,816	147,503	128,512

	$576,234	$543,327	$498,302

	Years Ended December 31,
	2011	2010
Net long-lived assets (1)
North America	$147,288	$138,806
Rest of World	28,793	22,057

	$176,081	$160,863

(1)	Net long-lived assets related to the Company’s property, plant and equipment.